EQUITY INCENTIVE PLAN, Stock-Based Compensation Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Stock-Based Compensation Expense [Abstract]
Stock-based compensation expense	$ 24,918	$ 1,924	$ 2,715
Total unrecognized stock-based compensation expense	$ 34,058
Remaining weighted average vesting period	2 years 1 month 6 days
Research and Development [Member]
Stock-Based Compensation Expense [Abstract]
Stock-based compensation expense	$ 5,718	1,290	2,163
General and Administrative [Member]
Stock-Based Compensation Expense [Abstract]
Stock-based compensation expense	18,365	324	354
Sales and Marketing [Member]
Stock-Based Compensation Expense [Abstract]
Stock-based compensation expense	$ 835	$ 310	$ 198